TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Vat Recoverable	$ 1,385	$ 790
Gst Recoverable	25	26
Income Taxes Recoverable	2,327	2,548
Total Taxes Recoverable	$ 3,737	$ 3,364